FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Derivatives:
Cash and cash equivalents	$ 566,384	$ 679,225	$ 878,838	$ 231,849
Trade accounts receivable	29,667	38,915
Current portion of long-term debt and short-term debt, carrying value	(521,282)	(342,566)
Long-term debt, carrying value	(930,973)	(874,164)
Derivatives:
Deposits, money market deposits	301,800	481,700
Interest income, money market deposits	35,300	44,100
Deferred finance charges	22,686	23,853
Gimi conversion
Non-Derivatives:
Trade accounts payable, carrying value	(80,900)	(1,100)
Engineering, Procurement and Construction Agreement. MKII EPC
Non-Derivatives:
Trade accounts payable, carrying value	(100,200)	(1,100)
Interest rate swap
Non-Derivatives:
Interest receivable	1,745	2,461
Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	0	7,581
Level 1 | Carrying value
Non-Derivatives:
Cash and cash equivalents	566,384	679,225
Restricted cash and short-term deposits, carrying value	150,198	92,245
Trade accounts receivable	29,667	38,915
Money market funds, at carrying value	2,053	3,929
Receivable from TTF linked commodity swap derivatives	0	7,581
Interest receivable	1,745	2,461
Trade accounts payable, carrying value	(198,906)	(7,454)
Current portion of long-term debt, carrying value	(189,642)	0
Unsecured long-term debt, noncurrent	0	(199,869)
Level 1 | Fair value
Non-Derivatives:
Cash and cash equivalents, fair value	566,384	679,225
Restricted cash and short-term deposits, fair value	150,198	92,245
Trade accounts receivable, fair value	29,667	38,915
Money market funds, fair value	2,053	3,929
Other receivables, fair value disclosure	0	7,581
Interest receivable, fair value	1,745	2,461
Trade accounts payable, fair value	(198,906)	(7,454)
Current portion of long-term debt, fair value	(191,147)	0
Unsecured long-term debt, noncurrent, fair value	0	(197,906)
Level 2 | Carrying value
Non-Derivatives:
Current portion of long-term debt and short-term debt, carrying value	(337,299)	(343,781)
Long-term debt, carrying value	(948,000)	(696,933)
Level 2 | Fair value
Non-Derivatives:
Current portion of long-term debt and short-term debt, fair value	(337,299)	(343,781)
Long-term debt, fair value	(948,000)	(696,933)
Level 2 | Energy related derivative | Carrying value
Derivatives:
Derivative asset	105,828	159,611
Level 2 | Energy related derivative | Fair value
Derivatives:
Derivative asset	105,828	159,611
Level 2 | Interest rate swap | Carrying value
Derivatives:
Derivative asset	33,417	39,387
Level 2 | Interest rate swap | Fair value
Derivatives:
Derivative asset	33,417	39,387
Level 2 | Commodity contract | Carrying value
Derivatives:
Derivative asset	0	48,079
Level 2 | Commodity contract | Fair value
Derivatives:
Derivative asset	$ 0	$ 48,079